Interests in joint operations (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Significant Interests in Joint Operations

The Group’s interest in the joint operations results are listed in the table below. For a list of significant joint operations of the Group classified as ‘held for sale’ refer to note 26 ‘Discontinued operations’. For a complete list of the Group’s investments in joint operations, refer to Exhibit 8.1 – List of Subsidiaries.

			Group interest
Significant joint operations	Country of operation	Principal activity	2018%	2017%
Bass Strait	Australia	Hydrocarbons production	50	50
Greater Angostura	Trinidad and Tobago	Hydrocarbons production	45	45
Gulf of Mexico	US	Hydrocarbons exploration and production	23.9–44	23.9–44
Macedon (1)	Australia	Hydrocarbons exploration and production	71.43	71.43
North West Shelf	Australia	Hydrocarbons production	12.5–16.67	12.5–16.67
Pyrenees (1)	Australia	Hydrocarbons exploration and production	40–71.43	40–71.43
ROD Integrated Development (2)	Algeria	Hydrocarbons exploration and production	29.50	29.50
Mt Goldsworthy (3)	Australia	Iron ore mining	85	85
Mt Newman (3)	Australia	Iron ore mining	85	85
Yandi (3)	Australia	Iron ore mining	85	85
Central Queensland Coal Associates	Australia	Coal mining	50	50

(1)

While the Group holds a greater than 50 per cent interest in these joint operations, all the participants in these joint operations approve the operating and capital budgets and therefore the Group has joint control over the relevant activities of these arrangements.

(2)	Group interest reflects the working interest and may vary year-on-year based on the Group’s effective interest in producing wells.

(3)

These contractual arrangements are controlled by the Group and do not meet the definition of joint operations. However, as they are formed by contractual arrangement and are not entities, the Group recognises its share of assets, liabilities, revenue and expenses arising from these arrangements.

Summary of Assets Held in Joint Operations

Assets held in joint operations subject to significant restrictions are as follows:

	Group share
	2018	2017
	US$M	US$M (2)
Current assets	2,445	2,755
Non-current assets	36,144	51,446

Total assets (1)	38,589	54,201

(1)

While the Group is unrestricted in its ability to sell a share of its interest in these joint operations, it does not have the right to sell individual assets that are used in these joint operations without the unanimous consent of the other participants. The assets in these joint operations are also restricted to the extent that they are only available to be used by the joint operation itself and not by other operations of the Group.

(2)	Includes US$14,408 million related to Onshore US assets.